Income Taxes (Tables)	12 Months Ended
Apr. 28, 2012
Federal and State Income Tax Provisions (Benefits)

Federal and state income tax provisions (benefits) for fiscal 2012, fiscal 2011 and fiscal 2010 are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$6,228	(47,825)	51,343
State	3,602	(2,441)	14,192

Total current	9,830	(50,266)	65,535

Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)

Total deferred	(37,570)	1,614	(57,170)

Total	$(27,740)	(48,652)	8,365

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.4	4.8	3.8
Additions to unrecognized tax benefits	(1.0)	(2.5)	11.2
Reductions to unrecognized tax benefits	0.7	1.3	(31.8)
Excess 162(m) limitation (a)	(9.3)	—	—
Other, net	(1.1)	1.1	0.4

Effective income tax rate	28.7%	39.7%	18.6%

(a)	Relates to 162(m) compensation in excess of limitation for the current year and prior year.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 28, 2012 and April 30, 2011 are as follows:

	April 28, 2012	April 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$(95,051)	(95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)

Total deferred tax liabilities	(405,642)	(401,038)

Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282

Total deferred tax assets	248,643	197,041

Net deferred tax liabilities	$(156,999)	(203,997)

Balance Sheet caption reported in:
Prepaid expenses and other current assets	$111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)

Net deferred tax liabilities	$(156,999)	(203,997)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Balance at May 2, 2009	$24,541
Additions for tax positions of the current period	2,457
Additions for tax positions of prior periods	2,563
Other reductions for tax positions of prior periods	(14,293)

Balance at May 1, 2010	$15,268

Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032